Disaggregated Revenue and Entity Wide Disclosures - Schedule of Revenues Attributed to Geographic Areas by Product (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 980	$ 939	$ 2,327	$ 2,708	$ 3,721	$ 3,601
CGuard [Member]
Segment Reporting Information [Line Items]
Revenue	833	852	2,075	2,344
MGuard [Member]
Segment Reporting Information [Line Items]
Revenue	$ 147	$ 87	$ 252	$ 364